Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000233894 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000233894 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000233894 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000233894 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259296 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	76.30%
C000259296 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000259296 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259296 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000259296 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000254610 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	119.60%
C000254610 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000254610 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	(39.40%)
C000255354 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000255354 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000255354 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000255354 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000254609 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000254609 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000254609 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254609 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000238456 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	77.80%
C000238456 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000238456 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238456 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238456 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000262018 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000262018 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262018 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000262018 | U.S. Government Agency Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000262018 | U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000262018 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000230898 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230898 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000231201 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000231201 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000231201 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231201 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000233895 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000233895 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000233895 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233895 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000227299 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000227299 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000227299 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227299 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000230231 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000230231 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230231 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246389 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000246389 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000246389 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246389 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(98.70%)
C000246389 | U.S. Government Agency Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000249114 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249114 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249114 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000238444 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000238444 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000238444 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238444 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000259297 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000259297 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000259297 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259297 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259297 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000238457 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000238457 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000238457 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000238457 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000227543 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000227543 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227543 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220986 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000220986 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220986 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220986 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000220987 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000220987 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220987 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220987 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000265327 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000265327 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000265327 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000265327 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220988 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000220988 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220988 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220988 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000263092 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000263092 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000263092 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000236819 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000236819 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	411.40%
C000236819 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000236819 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236819 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(403.50%)
C000254611 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000254611 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000254611 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254611 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243093 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000243093 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000243093 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000243093 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243093 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(15.90%)
C000227300 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000227300 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	180.60%
C000227300 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227300 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227300 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(124.10%)
C000243094 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243094 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243094 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000243094 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000243094 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000243094 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000243094 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000243094 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000243094 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243094 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243094 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238807 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000238807 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000238807 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(38.70%)
C000238807 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000238807 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238807 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000238807 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223058 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000223058 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000223058 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223058 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000223058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000241460 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000241460 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000241460 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241460 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000233897 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000233897 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000233897 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000233897 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000259701 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000259701 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000259701 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259701 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259701 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000248321 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248321 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248321 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000251042 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000251042 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251042 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000251042 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000251041 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251041 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000251041 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251041 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000259668 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000259668 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259668 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259668 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000259298 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000259298 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000259298 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259298 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	16.60%

[1]	Less than 0.05%
[2]	Less than 0.05%
[3]	Less than 0.05%
[4]	Less than 0.05%
[5]	Less than 0.05%
[6]	Less than 0.05%
[7]	Less than 0.05%